Summary of Related Party Transaction Activities Included in the Balance Sheets (Detail) - Akebia [Member]	Dec. 31, 2015 USD ($)
Related Party Transaction [Line Items]
Amounts receivable from Akebia	$ 997
Amounts payable to Akebia	$ 15,173